PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 133,293	$ 25,283	$ 21,498
Less accumulated depreciation	(21,395)	(18,741)	(13,986)
Property and equipment, net	111,898	6,542	7,512
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,784	20,143	16,358
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,407	$ 5,140	$ 5,140